Financial assets sold under repurchase agreements	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial assets sold under repurchase agreements [text block]
36.	Financial assets sold under repurchase agreements

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Principal	782,397	1,661,960
Accrued interest	62	48

	782,459	1,662,008